Accounts Receivable	6 Months Ended
Jun. 30, 2015
Receivables [Abstract]
Accounts Receivable Net [Text Block]
Note 3 — Accounts Receivable

Accounts receivable consisted of the following:

	June 30,	December 31,
	2015	2014
Gaming revenues receivable	$3,142,720	$1,529,052

As of June 30, 2015, accounts receivable were due from three casino operators and one gaming promoter and were 63%, 32%, 4%, and 1% of total receivables, respectively. As of December 31, 2014, accounts receivable were due from four casino operators and were 59%, 33%, 5% and 3% of total receivables, respectively.